BACKGROUND AND ORGANIZATION	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BACKGROUND AND ORGANIZATION

NOTE 1 – BACKGROUND AND ORGANIZATION

Business Operations

Bioxytran, Inc. (the “Company”) is a clinical stage pharmaceutical company focused on the development, manufacture and commercialization of therapeutic drugs designed to address hypoxia (a lack of oxygen to tissues) in humans in a safe and efficient manner.

Pharmalectin, Inc. (“Pharmalectin”) is a subsidiary focused on the development, manufacture and commercialization of therapeutic drugs designed to address conditions related to viral diseases.

NDPD Pharma, Inc. (“NDPD”) is a subsidiary focused on prototyping and development of specialized equipment for pharmaceutical manufacturing, and in the development of carbohydrate molecules deriving from partially hydrolyzed guar gum (“PHGG”).

Pharmalectin (BVI), Inc. (“Pharmalectin BVI”) is a subsidiary serving as custodian of the Company’s Copyrights, Trademarks and Patents.

Pharmalectin India Pvt Ltd. (“Pharmalectin India”) is a subsidiary managing the Company’s local clinical research and trials, and holds the local rights to commercialization.

Organization

Bioxytran, Inc. was organized on October 5, 2017, as a Delaware corporation, with a taxing structure for U.S. federal and state income tax as a C-Corporation with 95,000,000 authorized shares of Common Stock with a par value of $0.0001, and 5,000,000 shares of Preferred Stock with a par value of $0.0001. On September 21, 2018, the Company underwent a reorganization in the form of a reverse merger and is currently registered as a Nevada corporation with a taxing structure for U.S. federal and state income tax as a C-Corporation with 300,000,000 authorized shares of Common Stock with a par value of $0.001, and 50,000,000 shares of Preferred Stock with a par value of $0.001. As at September 30, 2024, there are 82,238,648 shares of Common Stock issued and outstanding, while there are 28,893,618 shares of Preferred Stock outstanding that are beneficially held by insiders, or their affiliates.

Pharmalectin was organized on October 5, 2017, as a Delaware corporation, with a taxing structure for U.S. federal and state income tax as a C-Corporation with 95,000,000 authorized shares of Common Stock with a par value of $0.0001, and 5,000,000 shares of Preferred Stock with a par value of $0.0001. Pharmalectin was originally formed under the name of Bioxytran “Bioxytran (DE)”. On April 29, 2020, the name was changed to Pharmalectin, Inc. As at September 30, 2024, there are 15,000,000 shares of Common Stock issued and outstanding; 14,410,000 shares had earlier been cancelled after an option to convert the shares into Bioxytran stock was exercised by an affiliate, the beneficial ownership of which includes the Company’s officers. The non-controlling interest was eliminated directly against accumulated deficit.

NDPD Pharma was organized on October 5, 2017, as a Delaware corporation, with a taxing structure for U.S. federal and state income tax as a C-Corporation with 95,000,000 authorized shares of Common Stock with a par value of $0.0001, and 5,000,000 shares of Preferred Stock with a par value of $0.0001. On October 25, 2024, the Company acquired 100% of NDPD’s shares of Common Stock from affiliates, where the beneficial ownership includes the Company’s officers. At the time of the acquisition NDPD held 14,085,410 shares of Preferred Stock in the Company, valued at $4,007,572, that was returned to treasury. At the time of the acquisition NDPD was the owner of two patents that was partially licensed to the Company. As at September 30, 2024, there are 15,000,000 shares of Common Stock issued and outstanding.

Pharmalectin BVI was organized on March 17, 2021, as a British Virgin Islands (“BVI”) Business Corporation with a BVI corporate taxing structure and 50,000 authorized and outstanding shares of Common Stock with a par value of $1.00. The Company holds 100% of the shares in the Subsidiary.

Pharmalectin India was organized on August 30, 2023, as an Indian Business Corporation with its principal place of business in Hyderabad, Telangana, India. Pharmalectin India has 50,000 authorized shares of Common Stock with a par value of $0.12 (₹10). There are currently 41,020 outstanding shares of Common Stock of which 41,000 (99.95%) are held by the Company.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with the rules and regulations of the Securities and Exchange Commission (the “SEC”), including the instructions to Form 10-Q and Regulation S-X. Certain information and note disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”), have been condensed or omitted from these statements pursuant to such rules and regulations and, accordingly, they do not include all the information and notes necessary for comprehensive financial statements and should be read in conjunction with our audited consolidated financial statements.

While the information presented in the accompanying financial statements is unaudited, it includes all adjustments which are, in the opinion of the management, necessary to present fairly the financial position, results of operations and cash flows for the periods presented in accordance with the accounting principles generally accepted in the U.S. GAAP. In the opinion of management, all adjustments considered necessary for a fair presentation of the results of operations and financial position have been included and prepared in accordance with U.S. GAAP. These financial statements should be read in conjunction with the Company’s December 31, 2023, audited financial statements and notes.

Reclassification

Statements of Operations: By request from our shareholders, general and administrative expenses, as well as interest expenses, have been separated into affiliate and third party (others), in comparison with earlier periods.

Statements of Cash Flows: By request from our shareholders, stock-based compensation has been separated into affiliate and third party (others), in comparison with earlier periods.

Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements include the accounts of Bioxytran, including its majority owned subsidiary, Pharmalectin, as well as its wholly owned subsidiaries, Pharmalectin BVI and Pharmalectin India (collectively, the “Company”). All intercompany accounts have been eliminated upon consolidation.

NOTE 1 – BACKGROUND AND ORGANIZATION

Business Operations

Bioxytran, Inc. (the “Company”) is a clinical-stage pharmaceutical company focused on the development, manufacture and commercialization of therapeutic drugs designed to address hypoxia in humans, which is a lack of oxygen to tissues, in a safe and efficient manner. If it is not addressed, lack of oxygen to tissues, or hypoxia, results in necrosis, which is the death of cells comprising body tissue. Necrosis cannot be reversed. Our lead drug candidate, code named BXT-25, is an oxygen-carrying small molecule consisting of bovine hemoglobin stabilized with a co-polymer with intended applications to include treatment of hypoxic conditions in the brain resulting from stroke, and hypoxic conditions in wounds to prevent necrosis and to promote healing. The Company’s initial focus is the treatment of hypoxic conditions in the brain resulting from stroke, and hypoxic conditions in wounds to prevent necrosis and to promote healing. The Company’s approach potentially will result in the creation of safe drug alternatives to existing therapies for effectively addressing hypoxic conditions in humans. Our drug development efforts are guided by specialists in co-polymer chemistry and other disciplines, and we intend to supplement our efforts with input from a scientific and medical advisory board whose members are leading physicians.

Our Subsidiary, Pharmalectin, Inc. (“Pharmalectin” or the “Subsidiary”) is pursuing their work with a candidate named, ProLectin, a complex polysaccharide derived from pectin that binds to, and blocks the activity of galectin-1, a type of galectin. Galectins are a member of a family of proteins in the body called lectins. These proteins interact with carbohydrate sugars located in, on the surface of, and in between cells. This interaction causes the cells to change behavior, including cell movement, multiplication, and other cellular functions. The interactions between lectins and their target carbohydrate sugars occur via a carbohydrate recognition domain, or CRD, within the lectin. Galectins are a subfamily of lectins that have a CRD that bind specifically to se. Galectins have a broad range of functions, including regulation of cell survival and adhesion, promotion of cell-to-cell interactions, growth of blood vessels, regulation of the immune response and inflammation. During viral infections galectins are upregulated and downregulated based on the type of virus.

Our Foreign Subsidiary, Pharmalectin (BVI), Inc. (“Pharmalectin BVI”) is the owner and custodian of the Company’s Copyrights, Trade Marks and Patents.

Our subsidiary, Pharmalectin India Pvt Ltd. (“Pharmalectin India”) is managing the Company’s local clinical research and trials, and holds the local rights to commercialization.

Organization

Bioxytran, Inc. was organized on October 5, 2017, as a Delaware corporation, with a taxing structure for U.S. federal and state income tax as a C-Corporation with 95,000,000 authorized Common shares with a par value of $0.0001, and 5,000,000 Preferred shares with a par value of $0.0001. On September 21, 2018, the Company went under a reorganization in the form of a reverse merger and is currently registered as a Nevada corporation with a taxing structure for U.S. federal and state income tax as a C-Corporation with 300,000,000 authorized Common shares with a par value of $0.001, and 50,000,000 Preferred shares with a par value of $0.001. Our Convertible Preferred Stock has a par value of $0.001 per share. The preferred shares can at any time be converted into shares of Common Stock at a 1:5 basis, and carry a voting-power of an “as if converted” basis multiplied by a factor of two.

Pharmalectin was organized on October 5, 2017, as a Delaware corporation, with a taxing structure for U.S. federal and state income tax as a C-Corporation with 95,000,000 authorized Common shares with a par value of $0.0001, and 5,000,000 Preferred shares with a par value of $0.0001. The Subsidiary was founded under the name of Bioxytran “Bioxytran (DE)”. On April 29, 2021, the name was changed to Pharmalectin, Inc. There are currently 29,410,000 issued and outstanding shares; 15,000,000 shares of Common Stock (51%) are held by Bioxytran and 14,410,000 shares of Common Stock (49%) are held by an affiliate where the beneficial ownership includes Mike Sheikh, Ola Soderquist and David Platt. Additionally, there are 1,358,466 options outstanding, held by a third party. The option agreement includes provisions for dilutive issuance, cash-less exercise and a conditional conversion right to shares of Common Stock in Bioxytran at a fixed conversion rate of 1.18864 shares per option share.

Pharmalectin BVI was organized on March 17, 2022 as a British Virgin Islands (BVI) Business Corporation with a BVI corporate taxing structure with 50,000 authorized shares with a par value of $1.00. There are currently 50,000 outstanding shares held by the Company.

Pharmalectin India was organized on August 30, 2022 as an Indian Business Corporation with an India corporate taxing structure with 50,000 authorized shares with a par value of 10 Rupees. There are currently 41,020 outstanding shares, whereof 41,000 (99.95%) are held by the Company.

Basis of Presentation

The summary of significant accounting policies presented below is designed to assist in understanding the Company’s consolidated financial statements. Such financial statements and accompanying notes are the representations of the Company’s management, who are responsible for their integrity and objectivity. These accounting policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”) in all material respects and have been consistently applied in preparing the accompanying consolidated financial statements. The Company has not earned any revenue from operations since inception. The Company chose December 31st as its fiscal year end.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Bioxytran, Inc. a Nevada Corporation, its majority owned subsidiary, Pharmalectin, Inc. of Delaware (collectively, the “Company”), as well as its wholly owned subsidiaries, Pharmalectin (BVI), Inc of British Virgin Islands and Pharmalectin India Pvt Ltd. All intercompany accounts have been eliminated upon consolidation.